Summary of Significant Accounting Policies (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
PROMISSORY NOTES PAYABLE [Line Items]
Fair value of derivative liabilities from redemption feature of issued promissory notes payable		$ 3,862,095
Fair Value, Inputs, Level 3 [Member]
PROMISSORY NOTES PAYABLE [Line Items]
Beginning balance	$ 4,194,634	$ 175,853	$ 175,853	$ 892,503
Fair value of derivative liabilities from redemption feature of issued promissory notes payable			3,309,880
Change in fair value of derivative liabilities included in net loss for the years ended June 30, 2018 and June 30, 2017			708,901	(716,650)
Ending balance			$ 4,194,634	$ 175,853